27. Share-based payments (Details 2)	12 Months Ended
Dec. 31, 2019 shares R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Approval date	Dec. 31, 2019
Restricted Shares Plan One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant year	2016
Approval date	Jun. 30, 2016
Total shares granted	4,007,081
Total vested shares
Average fair value at grant date | R$ / shares	R$ 2.62
Restricted Shares Plan Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant year	2017
Approval date	Aug. 08, 2017
Total shares granted	1,538,213
Total vested shares	1,010,249
Average fair value at grant date | R$ / shares	R$ 8.44
Restricted Shares Plan Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant year	2018
Approval date	May 24, 2018
Total shares granted	773,463
Total vested shares	523,747
Average fair value at grant date | R$ / shares	R$ 20.18
Restricted Shares Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Approval date	Dec. 31, 2019
Total shares granted	6,318,757
Total vested shares	1,533,996